Leases - Summary of lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [Abstract]
Principal lease payments	$ 358	$ 324
Interest payments on leases	48	50
Payments for short-term leases	502	314	$ 327
Payments for variable lease components	34	30	$ 15
Payments for low value leases (>12 months in duration)	2	1
Total lease payments	$ 944	$ 719